Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Balance at beginning	$ 284	$ 269
Additions	7	23
Disposals	(54)	(28)
Transfers		20
Balance at ending	237	284
Completed Properties [Member]
Statement [Line Items]
Balance at beginning	24	4
Additions	0	0
Disposals	(12)	0
Transfers		20
Balance at ending	12	24
Undeveloped Sites [Member]
Statement [Line Items]
Balance at beginning	260	265
Additions	7	23
Disposals	(42)	(28)
Transfers		0
Balance at ending	$ 225	$ 260